BATTERY PARK FUNDS, INC.

                               Federated Investors
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

                                 (412) 288-1900

                                December 1, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: BATTERY PARK FUNDS, INC. ("Registrant")
          Battery Park High Yield Fund ("Fund")
         1933 Act File No. 33-7805
         1940 Act File No. 811-7675

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectus and statement of additional information of the above-named Fund dated November 30, 1997, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information of the above-named Fund contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) on November 26, 1997.


      If you have any questions regarding this certification, please call Amy B. Gotz, Compliance Analyst, at (412) 288-1940.

                                          Very truly yours,



                                          /s/ Gail Cagney
                                          Gail Cagney
                                          Assistant Secretary